Revenue	3 Months Ended
Mar. 31, 2026
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue	REVENUE
For the three-month period ended March 31, 2026, revenue disaggregation is presented in accordance with the operating segments presentation pursuant to PEMEX's new organizational structure under the New Organic Statute (see Note 6):
A.    Revenue disaggregation

For the three-month period ended March 31,	Exploration and Extraction		Industrial Processes	Energy Transformation	DPRLP	Trading Companies	Other Operating Subsidiary Companies	Total
Geographical market
2026
United States	Ps.	14,611,159	—	—	49,015,586	31,194,068	743,926	Ps.	95,564,739
Other	898,678		—	—	—	275,030	5,334	1,179,042
Europe	16,449,200		—	—	—	3,889,478	—	20,338,678
Local	6,295		132,725,998	16,900,565	—	93,855,765	5,124,508	248,613,131
Total	Ps.	31,965,332	132,725,998	16,900,565	49,015,586	129,214,341	5,873,768	Ps.	365,695,590
Major products and services
2026
Crude oil	Ps.	31,959,037	—	—	—	2,102,162	—	Ps.	34,061,199
Gas	—		—	15,125,587	1,192,604	7,457,394	—	23,775,585
Refined petroleum products	—		132,697,215	1,774,978	9,031,405	118,884,244	—	262,387,842
Other	—		—	—	38,791,577	544,592	5,673,593	45,009,762
Services	6,295		28,783	—	—	225,949	200,175	461,202
Total	Ps.	31,965,332	132,725,998	16,900,565	49,015,586	129,214,341	5,873,768	Ps.	365,695,590
Timing of revenue recognition
2026
Products transferred at a point in time	Ps.	31,959,037	132,697,215	1,774,978	49,015,586	128,988,392	5,673,593	Ps.	350,108,801
Products and services transferred over the time	6,295		28,783	15,125,587	—	225,949	200,175	15,586,789
Total	Ps.	31,965,332	132,725,998	16,900,565	49,015,586	129,214,341	5,873,768	Ps.	365,695,590
For the three-month period ended March 31, 2025, revenue disaggregation is presented in accordance with the operating segments presentation as they existed prior to the enactment of the Petróleos Mexicanos Law and the New Organic Statute (see Note 6).

For the three-month period ended March 31,	Exploration and Production		Industrial Transformation	Logistics	DPRLP	Trading Companies	Corporate	Other Operating Subsidiary Companies	Total
Geographical market
2025
United States	Ps.	34,783,957	—	—	42,145,591	31,970,848	—	1,082,235	Ps.	109,982,631
Other	13,511,840		—	—	—	5,108,186	—	63,791	18,683,817
Europe	23,510,043		—	—	—	4,630,364	—	—	28,140,407
Local	43,036		148,305,557	123,959	—	86,934,576	144	3,375,376	238,782,648
Total	Ps.	71,848,876	148,305,557	123,959	42,145,591	128,643,974	144	4,521,402	Ps.	395,589,503
Major products and services
2025
Crude oil	Ps.	71,805,840	—	—	—	4,870,511	—	—	Ps.	76,676,351
Gas	35,604		20,985,527	—	1,441,457	7,409,521	—	—	29,872,109
Refined petroleum products	—		127,296,936	—	8,451,533	84,570,356	—	—	220,318,825
Other	—		645	—	32,252,601	31,430,030	—	4,515,683	68,198,959
Services	7,432		22,449	123,959	—	363,556	144	5,719	523,259
Total	Ps.	71,848,876	148,305,557	123,959	42,145,591	128,643,974	144	4,521,402	Ps.	395,589,503
Timing of revenue recognition
2025
Products transferred at a point in time	Ps.	71,841,444	139,539,800	123,959	42,145,591	128,280,418	—	4,515,683	Ps.	386,446,895
Products and services transferred over the time	7,432		8,765,757	—	—	363,556	144	5,719	9,142,608
Total	Ps.	71,848,876	148,305,557	123,959	42,145,591	128,643,974	144	4,521,402	Ps.	395,589,503
Nature, performance obligations and timing of revenue recognition-
Revenue is measured based on the consideration specified in a contract with a customer. PEMEX recognizes revenue when it transfers control over a good or service to a customer.
The following table provides information about the nature and timing of the satisfaction of performance obligations in contracts with customers, including significant payment terms and the related revenue.

Products / services	Nature, performance obligations	Timing of revenue recognition
Crude oil sales
Export sales of crude oil are based on delivery terms established in contracts or orders. All sales are performed by the Free on Board International commercial term (“FOB” Incoterm).
Crude oil sale contracts consider possible customers’ claims due to product quality, volume or delays in boarding, which are estimated in the price of the transaction. For orders that have variations in price, revenue is adjusted on the closing date of each period. The subsequent variations in the fair value at the different reporting dates are recognized according to IFRS 9.
The price of the product is determined based on a market components formula and the sale of crude oil.

Revenue is recognized at a point in time when control of the crude oil has transferred to the customer, which occurs when the product is delivered at the point of shipping. Invoices are generated at that time and are mostly payable within the deadlines established in contracts or orders. Payments in respect of crude oil sold and delivered shall be made within 30 days after the date of the bill of lading therefor.
For international market crude oil sales, revenue is recognized with a provisional price, which undergoes subsequent adjustments until the product has arrived at the port of destination. There may be a period of up to two months in determining the final sale price, such as in the case of sales to some regions.
Revenue is measured initially estimating variables such as quality and volume claims, delays in boarding, etc.

Sale of petroleum products
For all petroleum products, there is only one performance obligation that includes transport and handling services to the point of delivery.
The price is determined based on the price at the point of delivery, adding the price of the services rendered (freight, handling of jet fuel, etc.) with the provisions and terms established by the Comisión Reguladora de Energía (Energy Regulatory Commission or “CRE”).

Revenue is recognized at a point in time when control is transferred to the customer, which occurs either at the point of shipping or when it is delivered at the customer’s facilities. Therefore, transportation fees can be included in the price of sale of the product and are considered part of a single performance obligation since transportation is rendered before control is transferred.
Revenue is initially measured by estimating variables such as quality and volume claims, etc. Invoices are usually payable within 30 days.

Products / services	Nature, performance obligations	Timing of revenue recognition
Sales of natural gas
There is only one performance obligation that includes transport and handling services to the point of delivery.
The transaction price is established at the time of sale, including the estimation of variable considerations such as capacity, penalties, extraordinary sales not included in contracts, adjustments for quality or volume claims, and incentives for the purchase of products; which are known days after the transaction. Such variable consideration is recognized to the extent that it is probable that it will not be reversed in a future period.

Revenue is recognized at a point in time when control is transferred to the customer, which occurs when it is delivered at the customer’s facilities. Therefore, transportation fees can be included in the price of sale of the product and are considered part of a single performance obligation since transportation is rendered before control is transferred.
Revenue initially is measured estimating variables as quality and volume claims, etc. Invoices are usually payable within 30 days.

Services
In cases where within the same service order there are transportation and storage services, there could exist more than one performance obligation, depending on the term of the service.

When there is a performance obligation, the price is not distributed, but if it is considered that there is more than one performance obligation, the price of the transaction is considered based on the prices established in the service orders and which also include penalties such as quality and volume claims.
Income is recognized over time as the service is rendered. Invoices are usually payable within 22 days.

Other products
There is only one performance obligation that includes transportation for delivery to destination.
The sale and delivery of the product are made at the same time and because they are FOB, transportation fees are included in the price of sale of the product.
The transaction price is established at the time of sale, including the estimation of variable considerations such as capacity, penalties, extraordinary sales not included in contracts, adjustments for quality or volume claims, and incentives for the purchase of products; which are known days after the transaction.
The price of the product is estimated on the date of sale and considers variables such as quality and volume claims, etc. Invoices are usually payable within 30 days.

B.    Accounts receivable in the statement of financial position

As of March 31, 2026 and December 31, 2025, PEMEX had accounts receivable derived from customer contracts in the amounts of Ps. 139,908,043 and Ps. 111,994,478, respectively (see Note 10).
C.    Practical expedients
i. Significant financial component, less than one year

PEMEX does not need to adjust the amount committed in consideration for goods and services to account for the effects of a significant financing component, since the transfer and the time of payment of a good or service committed to the customer is less than one year.

ii. Practical expedient

PEMEX applied the practical expedient, so disclosure about remaining performance obligations that conclude in less than one year is not needed.

When PEMEX is entitled to consideration for an amount that directly corresponds to the value of the performance that PEMEX has completed, it may recognize an income from ordinary activities for the amount to which it has the right to invoice.